Organization and Description of Business	12 Months Ended
Dec. 31, 2019
Organization and Description of Business [Abstract]
Organization and Description of Business
Note 1.  Organization and Description of Business

The accompanying consolidated financial statements include the results of operations of Standard Diversified Inc. (“SDI”), a holding company, and its consolidated subsidiaries (collectively, the “Company”). SDI (f/k/a Standard Diversified Opportunities Inc., Special Diversified Opportunities Inc., and Strategic Diagnostics Inc.) was incorporated in the State of Delaware in 1990, and, until 2013, engaged in bio-services and industrial bio-detection (collectively, the “Life Sciences Business”). On July 12, 2013, SDI sold substantially all of its rights, title and interest in substantially all of its non-cash assets related to the Life Sciences Business and became a “shell company,” as such term is defined in Rule 12b-2 promulgated under the Securities Exchange Act of 1934, as amended.

On June 1, 2017, SDI consummated a Contribution and Exchange Transaction (the “Contribution and Exchange”) to acquire a 52.1% controlling interest in Turning Point Brands, Inc. (“Turning Point”). The transaction was accounted for as a recapitalization or reverse acquisition. Turning Point was the accounting acquirer for financial reporting purposes, notwithstanding the legal form of the transaction. As of December 31, 2019, SDI has a 50.0% ownership interest in Turning Point.

On November 18, 2019, the Company announced that it intends to pursue a merger with Turning Point (the “Merger”). Pursuant to the Merger, which would be a statutory merger implemented via Delaware law and which is intended to constitute a tax-free “downstream reorganization” for U.S. federal income tax purposes, the Company would be merged with and into a wholly owned subsidiary of Turning Point with Turning Point as the survivor of the Merger. Pursuant to the Merger, holders of the Company’s common stock would receive, in return for their Company common stock, shares of the common stock of Turning Point. The details and timing of the proposed merger have not yet been determined, and there can be no assurance that any definitive agreement will be executed or that any transaction will be approved or consummated.